Equity Capital Structure and Equity Incentive Plan	9 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Equity Capital Structure and Equity Incentive Plan

8. Equity Capital Structure and Equity Incentive Plan:

Effective May 13, 2022, the Company effected a four-for-one reverse stock split on its issued and outstanding common stock (Note 14). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.

The Company’s authorized common and preferred stock consists of 450,000,000 common shares, 50,000,000 preferred shares of which 1,000,000 are authorized as Series A Preferred Shares.

As of December 31, 2021 and September 30, 2022, the Company had a total of 42,455,857 or 10,613,424 common shares after the reverse stock split effective May 13, 2022 and 449,673 Series A Preferred Shares issued and outstanding, with a par value of $0.001 per share. Furthermore, as of December 31, 2021 and September 30, 2022, the Company had outstanding warrants which amounted to 1,590,540, (exclusive of 4,683 underwriter’s warrants to purchase 4,683 Series A Preferred Shares at an average exercise price of $24.97 and 16,000 underwriter’s warrant to purchase 16,000 common shares with exercise price $1.40 or $5.60 after the reverse stock split effective May 13, 2022). The Company has also issued to the placement agent 428,571 non-tradeable warrants for the purchase of common shares, which can be exercised commencing one hundred eighty (180) days after the closing date, or on August 23, 2021 and expire on the five-year anniversary of the closing date, or on February 24, 2026. The initial exercise price per common share was $2.1875, or 125% of the offering price of the shares. As of December 31, 2021 and September 30, 2022 all the respective non-tradeable underwriter’s warrants remain outstanding.

There were no conversions and exercises during the first quarter of 2022 and after September 30, 2022 and up to the date of these Unaudited Interim Condensed Consolidated Financial Statements.

During the months of January through September, 2022 the Company paid monthly cash dividends of $0.1615 for each outstanding Series A Preferred Share, which aggregated to $654 for the nine months ended as of September 30, 2022. As of that date, Mr. Valentis beneficially owned 5,731,942 or approximately 54.0% of our outstanding shares.